Long-Term Debt - Summary of Scheduled maturities of long-term debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 46,441
2022	11,813
2023	17,062
2024	171,150
2025	0
Total	$ 246,466